Summary of Significant Accounting Policies (Details) - Summary of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
Summary of Significant Accounting Policies (Details) - Summary of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding (in Shares)			5,041,048	17,896,428
Diluted net loss per common share (in Dollars per share)	$ (0.07)	$ (0.02)	$ 4.15	$ (0.03)
Class B
Summary of Significant Accounting Policies (Details) - Summary of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding (in Shares)			4,607,658	4,596,250
Diluted net loss per common share (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.03)	$ (0.03)